COMMITMENTS AND CONTINGENCIES - Liabilities Associated with Uncertain Tax Positions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023
Other non-current liabilities
Income Tax Contingency [Line Items]
Unrecognized tax benefits	$ 5.5	$ 16.8